Financial Instruments - Balance Sheet Grouping (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Cost Method Investments	$ 34.9	[1]
Fair Value, Measurements, Nonrecurring [Member] | Reported Value Measurement [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,562.2		1,549.6
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	16.6		8.9
Investment contracts without a fixed maturity	557.5		572.3
Long-term debt	8,081.3		8,252.6
Bank Loans, net	231.2		181.7
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,621.4		1,584.8
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	16.6		8.9
Investment contracts without a fixed maturity	551.5		553.2
Long-term debt	8,764.8		8,670.6
Bank Loans, Fair Value	227.0		181.3
Level 1 | Fair Value, Measurements, Nonrecurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	0		0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	0		0
Investment contracts without a fixed maturity	0		0
Long-term debt	0		0
Bank Loans, Fair Value	0		0
Level 2 | Fair Value, Measurements, Nonrecurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	0		0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	0		0
Investment contracts without a fixed maturity	0		0
Long-term debt	8,764.8		8,670.6
Bank Loans, Fair Value	217.6		171.5
Level 3 | Fair Value, Measurements, Nonrecurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,621.4		1,584.8
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	16.6		8.9
Investment contracts without a fixed maturity	551.5		553.2
Long-term debt	0		0
Bank Loans, Fair Value	$ 9.4		$ 9.8

[1]	It was not practical to estimate the fair value of these cost-method investments as it represents shares of unlisted companies.